Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (41,260)	$ (8,898)	$ (144,887)	$ (25,787)	$ (120,097)	$ (57,229)
Unrealized net gain (loss) on marketable securities	(17)	36	(26)	31	(49)	61
Total comprehensive loss	$ (41,277)	$ (8,862)	$ (144,913)	$ (25,756)	$ (120,146)	$ (57,168)